COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of commitments
	Total	1 year	2-3 years	4-5 years	Thereafter
Operating lease payments	$1,383	$339	$638	$406	$–
Drilling services	13	13	–	–	–
Equipment purchases	362	362	–	–	–
Total commitments	$1,758	$714	$638	$406	$–